Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Variable Interest Entities

13.          Variable Interest Entities

Certain related party entities known as the Charter entities have been consolidated in the Company's financial statements in accordance with FASB accounting guidance related to Variable Interest Entities.  The Charter entities were established as C-corporations to maintain a joint interest in certain wells owned and operated by the Company.  Certain employees and executive officers of the Company were provided an opportunity to purchase a number of shares of the applicable Charter Company based upon rank and tenure with the Company for $1 per share.  The purpose of the establishment of these entities was to provide the employees with an opportunity to share in the success of the Company through the joint interest in the properties owned by the Charter entities The first of these entities, Charter II, was established in 2006 followed by Charter III in 2008, Charter IV in 2009, and Charter V in 2010.

In performing an analysis of these entities for consolidation, the Company reviewed the guidance contained in FIN 46R, Consolidation of Variable Interest Entities, the accounting guidance in place at the time these entities were established, as well as the guidance contained in FAS 167, Amendments to FASB Interpretation No. 46R, now codified in ASC 810, Consolidation.  The Company considered the following facts in this analysis:

•The employee owners contributed minimal funds ($1 per share) as an initial capital investment in each of the respective Charter entities and become the legal owner of the applicable shares of Charter stock.  Accordingly, the Charter entities were not funded with sufficient equity to fund their operations without sufficient additional financial support from RAAM.

•The Company requires no initial investment from the Charter entities to acquire the joint interest in the properties.  Payables incurred by Charter to RAAM for costs incurred in developing the wells are not required to be paid until revenues are generated from the properties at which time they are deducted from the joint interest billings due to the Charter entity.  In addition, the employee owners have no obligation to invest additional funds should the wells not produce sufficient revenues to cover the costs.  Accordingly, RAAM assumes all of the risk if the wells are dry or do not produce sufficient revenues to offset the costs incurred to develop the properties and fund the operation of the wells.

•The Board of Directors of the Charter entities are comprised of members of senior management of RAAM.  While the employee owners have voting rights to elect the Directors of Charter they have no rights to vote on key operating or management decisions, including sale or disposition of entity.  Since the shareholders of the Charter entities are employees of RAAM and all key decisions are made by the Board of Directors their voting rights are not considered substantive.

•The employees are not permitted to sell or assign their shares to any party other than RAAM.  There is no present obligation for RAAM to purchase (i.e.  call) the shares nor can the employees put the shares to RAAM for cash other than through termination, separation, or retirement as noted below.

•Upon termination, separation or retirement from the Company, Charter must purchase the shares from the employees at the estimated fair market value at the time of termination.

Given the conclusion regarding consolidation noted above, the issuance of the Charter shares to employees represents the issuance of shares of a consolidated subsidiary to employees qualifying for consideration as compensation costs in accordance with ASC Topic 718, Compensation-Stock Compensation (ASC 718).

The provision requiring the Charter entity to repurchase the shares at fair market value upon termination, separation or retirement represents an embedded employee put option.  Under ASC 718, liability classification is required for embedded employee put options if the award "permits" the employee to avoid the risks and rewards described below.  Liability classification is required even if it is unlikely that the employee will exercise his or her put right.  An award is classified as a liability if either of the following conditions is met:

1.     The award permits the employee to avoid bearing the risks and rewards normally associated with equity share ownership.  Generally, if a repurchase feature provides for a repurchase at fair value of the shares on the date of purchase (as in the case of the Charter shares), an employee would bear the risks and rewards of ownership (although as discussed in Condition 2 below, those risks and rewards must be held for a minimum period to avoid liability classification).

2.     The risks and rewards of share ownership are not retained for a reasonable period of time from the date the requisite service is rendered and the share is issued.  The FASB has defined a "reasonable period of time" as a period of six months.  The six-month "clock" begins on "the date the requisite service is rendered and the share is issued."  As such, the clock begins when (a) a share is vested or (b) an option is exercised and not subject to forfeiture through a repurchase feature that operates as a forfeiture provision.

Additionally, under ASC 718, if the employee has the ability to put shares back to the employer for fair value within six months of option exercise or share vesting, but chooses not to do so, the shares must be reclassified to equity at fair value on the date of reclassification.  Public companies must classify the redemption amount outside of permanent equity, as required by ASR 268.

The Charter shares meet both criteria for liability accounting as noted above.  However, since generally the employees held the shares for six months and chose not to leave the company and exercise the put right, the shares have been accounted for as a non-controlling interest requiring mark to market accounting classified to "mezzanine or "temporary equity" not as a liability but outside of permanent equity with mark to market accounting.  Adjustments to the fair value of the shares are recorded as an increase or decrease to retained earnings in accordance with ASR 268.

The Charter shares meet both criteria for liability accounting as noted above.  However, since generally the employees held the shares for six months and chose not to leave the company and exercise the put right, the shares are accounted for as a liability requiring mark to market accounting and compensation expense for the first six months after issuance and then be reclassified to "mezzanine or "temporary equity" not as a liability but outside of permanent equity with mark to market accounting.  Since there are no vesting provisions, any required compensation expense would be recognized immediately.  Once classified in temporary equity, any adjustments to the fair value of the shares are recorded as an increase or decrease to retained earnings in accordance with ASR 268.

In consideration of this guidance, the Company performed an analysis of the value of these entities at the date of share issuances and six months subsequent to that date.  This analysis was performed in order to determine RAAM's compensation cost, equal to the amount the fair value of the Charter shares in excess of the purchase price.  Generally speaking, at inception, and throughout the first year the reserves of the Charter entities have minimal fair value as the properties are in the early stages of being established and there is much uncertainty regarding the drilling prospects (i.e.  dry well vs.  active producing well).  As a result, the estimated value of the reserves do not surpass the amount of the payable to RAAM until later in the drilling stage of the various wells when more certainty exists regarding the future reserve prospects.  Accordingly, no compensation expense has been recognized in the consolidated financial statements.